Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Sep. 20, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Luokung Technology Corp.
Entity Central Index Key	0001487839
Trading Symbol	LKCO
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Emerging Growth Company	false
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		187,097,599